Merger and Reverse Recapitalization	9 Months Ended
Sep. 30, 2025
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Merger and Reverse Recapitalization
Note 3. Merger and Reverse Recapitalization
As discussed above, the Merger was consummated on January 13, 2025, which, for accounting purposes, was treated as the equivalent of Legacy Blaize issuing stock for the net assets of BurTech, accompanied by a recapitalization (see Note 1). Under this method of accounting, BurTech was treated as the acquired company for financial accounting and reporting purposes under U.S. GAAP.
Upon the consummation of the Merger, each share of Legacy Blaize common stock issued and outstanding was canceled and converted into the right to receive approximately 0.78 shares (the “Exchange Ratio”) of common stock of BurTech.
Legacy Blaize Redeemable Convertible Preferred Stock, Convertible Promissory Notes and Warrants
Immediately prior to the closing of the Merger, all outstanding convertible notes, inclusive of accrued and unpaid interest, each of the issued and outstanding shares of redeemable convertible preferred stock, and all outstanding warrants, net exercised, were automatically converted into shares of common stock.
Upon the consummation of the Merger, (i) each outstanding stock option to purchase Legacy Blaize common stock was converted into a stock option of the Company, upon substantially the same terms and conditions as in effect with respect to the corresponding Legacy Blaize option, and the right to receive a number of earnout shares. Additionally, each Legacy Blaize RSU was converted into an RSU of the Company, upon substantially the same terms and conditions as in effect with respect to the corresponding Legacy Blaize RSU, and the right to receive a number of earnout shares.
Other Arrangements entered into at time of Merger or assumed upon the consummation of the Merger:
Public and Private Placement Warrants
Upon the consummation of the Merger, BurTech’s 28,750,000 public warrants and 898,250 private warrants, both outstanding immediately prior to the consummation of the Merger, became warrants of the Company.
PIPE Shares
From December 31, 2024 through January 13, 2025, BurTech and certain other subscribers (collectively, the “Subscribers”) entered into subscription agreements under which BurTech agreed to issue and sell to the Subscribers, immediately before the Closing Date, collectively, 1,529,500 shares of Class A Stock (the “PIPE Shares”) at a price per share equal to $10.00. Such shares that were outstanding immediately prior to the Merger became shares of common stock.
Shareholder Note Receivable
Immediately prior to the consummation of the Merger, BurTech LP, a related party, issued a secured promissory note and pledge agreement (the “Shareholder Note”) to BurTech in the principal amount of $8.8 million in exchange for 750,000 shares of common stock. The principal of the Shareholder Note will decrease when BurTech LP pays for transaction costs that the Company assumed from BurTech in the Merger. The Shareholder Note bears interest at 7.0%, compounded annually on December 31 of each year and is secured by 2,000,000 shares of the Company’s common stock owned by BurTech LP. During the three and nine months ended September 30, 2025, payments of zero and $0.2 million, respectively, were made under the Shareholder Note. As of September 30, 2025, the outstanding principal of the Shareholder Note was $8.6 million, included in additional paid-in capital on the condensed consolidated financial statements.

Non-Redemption Agreements
On December 31, 2024 and through January 13, 2025, BurTech, BurTech LP and Legacy Blaize entered into Non-Redemption Agreements with several unaffiliated stockholders of BurTech (each, an “Investor”) who agreed not to redeem (or validly rescind any redemption requests on) their shares of common stock (“Non-Redeemed Shares”). These Non-Redeemed Shares were exchanged for shares of the Company’s common stock and are held in a separate escrow account. In exchange for the foregoing commitments not to redeem the Non-Redeemed Shares, the Company and BurTech LP agreed to guarantee that each Investor receives a return of $1.50 per Non-Redeemed Share above the initial $11.57 per share (for a total redemption value of $13.07 per Non-Redeemed Share) held in the related cash escrow account if the Investor sells the Non-Redeemed Shares in the open market. The funds in the related cash escrow account are sufficient to fulfill the Company’s redemption obligation under the Non-Redemption Agreement. Starting 90 days after the Closing Date through 180 days after the Closing Date, each Investor has the right to exercise a put option to receive $13.07 per Non-Redeemed Share. The Sponsor, and not the Company, is contractually obligated for the $1.50 per share above the $11.57 held in cash escrow as it relates to the put option. Accordingly, the Company did not recognize a non-redemption liability as of the Closing Date or September 30, 2025.
The following table reconciles the elements of the Merger to the condensed consolidated statement of cash flows and the condensed consolidated statement of stockholders’ equity (deficit) for the nine months ended September 30, 2025:

(Amounts in thousands)	Recapitalization
Cash - BurTech trust and cash, net of redemptions	$37,259
Less: Non-redemption escrow	(33,061)
Cash - PIPE	15,295
Less: transaction costs and advisory paid by BurTech	(3,619)

Net cash proceeds from Merger	15,874
Other earnout shares	(126,025)
Non-cash net liabilities assumed from BurTech	(16,013)

Total Merger and PIPE financing	$(126,164)

The number of shares of common stock outstanding immediately following the consummation of the Merger:

BurTech Class A common stock, outstanding prior to the Merger	10,816,995
Sponsor forfeiture	(2,000,000)
BurTech Class A common stock subject to redemption, outstanding prior to the Merger	4,104,543
Shareholder Note receivable	750,000
Redemption of BurTech Class A common stock	(937,844)
BurTech Class A Shares in non-redemption escrow	(2,854,242)

Class A common stock of BurTech	9,879,452
PIPE shares	1,529,500
BurTech Class B common stock, outstanding prior to the Merger	5

Merger and PIPE financing shares	11,408,957
Legacy Blaize shares	87,314,968
Issuance of common stock to advisors	94,949

Common stock immediately after the Merger	98,818,874

The number of Legacy Blaize shares was determined as follows:

	Legacy Blaize Shares	Legacy Blaize Shares After Conversion
Common stock	17,518,791	13,663,527
Conversion of redeemable convertible preferred stock	44,506,781	34,712,525
Conversion of convertible notes	40,302,382	31,433,259
Net exercise of legacy warrants	9,623,432	7,505,657

Common stock immediately after the Merger	111,951,386	87,314,968

Earnout Share Arrangements
Legacy Blaize shareholders, Legacy Blaize employee equity award holders (including stock options and RSUs) and Burkhan are entitled to Earnout Shares in four tranches upon the occurrence of four separate Triggering Events (defined below), if they occur between January 13, 2025 and January 13, 2030 (the “Earnout Period”). The Triggering Events are driven by whether the Company’s closing share price on 20 trading days out of 30 consecutive trading days equals or exceeds defined per share thresholds in each tranche as follows:

•
If the price of the Company’s common stock is greater than or equal to $12.50 per share, 3,750,000 Earnout Shares to Legacy Blaize shareholders and Legacy Blaize employee equity award holders and 650,000 Earnout Shares to Burkhan will be issued; and

•
If the price of the Company’s common stock is greater than or equal to $15.00 per share, an additional 3,750,000 Earnout Shares to Legacy Blaize shareholders and Legacy Blaize employee equity award holders and an additional 650,000 Earnout Shares to Burkhan will be issued; and

•
If the price of the Company’s common stock is greater than or equal to $17.50 per share, an additional 3,750,000 Earnout Shares to Legacy Blaize shareholders and Legacy Blaize employee equity award holders and an additional 650,000 Earnout Shares to Burkhan will be issued; and

•
If the price of the Company’s common stock is greater than or equal to $20.00 per share, an additional 3,750,000 Earnout Shares to Legacy Blaize shareholders and Legacy Blaize employee equity award holders and an additional 650,000 Earnout Shares to Burkhan will be issued (each a “Triggering Event” and collectively, the “Triggering Events”).

Employee Earnout Shares
Company employees entitled to receive Employee Earnout Shares must provide service through the date the target is achieved and if an employee departs, the forfeited Employee Earnout Shares are reallocated to Legacy Blaize shareholders and the remaining pool equity award holders who received the right to the Earnout Shares on the Closing Date. The reallocated shares are considered a forfeiture of the original award and grant of a new award.
The estimated fair value of the Employee Earnout Shares was $82.9 million, assuming the service conditions are met and assuming no forfeitures. Each Triggering Event, as defined, is considered a market condition. The requisite service condition is the period of time it takes to achieve all four market conditions. As this is not explicitly stated in the earnout arrangement, the service period is implied from the expected period over which the shares are expected to achieve the market condition. Under this guidance, the award is measured at fair value at the grant (or issue) date using the Monte Carlo simulation model and expense is recognized over the derived service period of 5 years.

During the three and nine months ended September 30, 2025, the Company recorded $3.8 million and $11.4 million, respectively, in stock-based compensation expense related to the Employee Earnout Shares. During the three and nine months ended September 30, 2025, 182,180 and 237,669 Employee Earnout Shares, respectively, were forfeited due to employee terminations. As of September 30, 2025, there was $68.6 million of total unrecognized compensation cost related to the Employee Earnout Shares.
Other Earnout Shares
The fair value of the derivative liability associated with the Other Earnout Shares is dependent upon, among other things, changes in the closing share price of the Company’s common stock and the probability of each Triggering Events being achieved. As certain inputs are not observable in the market, the Other Earnout Shares are classified as a Level 3 instrument within the fair value hierarchy (see Note 5). The Company adjusts the previous fair value of the Other Earnout Shares at each reporting period based on changes to the Company’s expected share price volatility, as well as other factors which impact the Company’s expectation of settlement timing and achieving the Triggering Events.